Other income - Narrative (Details) € in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)
Other Income [Line Items]
Grant income	€ 222	€ 210
Rett Syndrome Research Trust
Other Income [Line Items]
Grant income			€ 575
Maximum grant receivable for the initial phase of the project					€ 1,015
Maximum grant receivable for additional phase of the project | $				$ 8,150
Receipts	€ 0